Net Loss Per Share Attributible to Ordinary Sharholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of sets forth the computation of basic and diluted net loss per share attributable
	Year ended December 31,
	2021	2020	2019
Numerator:
Net loss	$(58,092)	$(15,625)	$(25,607)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic and diluted	22,027,292	9,205,169	8,910,561
Loss per share attributable to ordinary shareholders, basic and diluted	$(2.64)	$(1.70)	$(2.87)

Schedule of Ordinary Shares that were excluded from the computation of diluted net loss per share
	Year ended December 31,
	2021	2020	2019
Convertible preferred shares	26,499,069	33,729,498	23,224,206
Outstanding share options	1,362,786	1,656,585	1,341,662
Total	27,861,855	35,386,083	24,565,868